Basis of Presentation (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2012 item	Apr. 01, 2011 Emergent Group Inc.	May 31, 2011 Equipment rental division of a medical equipment manufacturer	Oct. 03, 2011 Surgical laser equipment service provider, one	Jan. 03, 2012 Florida-based surgical laser equipment service provider	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Jul. 09, 2012 Surgical laser equipment service provider
Basis of Presentation
Number of reporting segments	3
Acquisitions
Total purchase price		$ 65,300,000	$ 6,500,000	$ 5,500,000	$ 16,100,000	$ 800,000	$ 5,300,000
Cash consideration		60,000,000	6,500,000	5,500,000	11,000,000		2,600,000
Amount of debt included in purchase price and paid off at closing				500,000
Contingent Consideration	$ (2,100,000)					$ 400,000
Period over which contingent consideration to be paid						4 years
Ownership interest in subsidiary (as a percent)	100.00%